Earnings Per Share (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2017	Sep. 30, 2016
Earnings Per Share [Abstract]
Schedule of earnings per share
	For the Three Months Ended March 31,	For the Three Months Ended March 31,	For the Six Months Ended March 31,	For the Six Months Ended March 31,
	2017	2016	2017	2016
Numerator:
Net loss	$(256,671)	$(6,608,712)	$(397,008)	$(10,110,147)

Denominator:
Weighted-average shares outstanding:
Weighted-average shares outstanding – Basic & Diluted	212,056,647	208,758,821	211,432,361	207,230,133

Earnings per share
-Basic & Diluted	(0.00)	(0.03)	(0.00)	(0.05)

	For the Year Ended September 30, 2016	For the period from July 21, 2015 (Inception) to September 30, 2015

Numerator:
Net loss	$(11,007,799)	(315,602)

Denominator:
Weighted-average shares outstanding:
Weighted-average shares outstanding - Basic	193,981,153	160,823,831
Stock options	-	-
Weighted-average shares outstanding - Diluted	193,981,153	160,823,831

Earnings per share
-Basic	(0.06)	0.00
-Diluted	(0.06)	0.00